STOCKHOLDERS' EQUITY (Details 1)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	78,346,875
Number Exercisable	78,346,875
Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	5,000,000
Outstanding Remaining Contractual Life (in yrs)	6 months
Average Exercise Price | $ / shares	$ 0.004
Number Exercisable	5,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	3,750,000
Outstanding Remaining Contractual Life (in yrs)	2 years 1 month 6 days
Average Exercise Price | $ / shares	$ 0.002
Number Exercisable	3,750,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	12,000,000
Outstanding Remaining Contractual Life (in yrs)	2 years
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	12,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	2,500,000
Outstanding Remaining Contractual Life (in yrs)	2 years 9 months 18 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	2,500,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	10,000,000
Outstanding Remaining Contractual Life (in yrs)	8 years 2 months 12 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	10,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	20,000,000
Outstanding Remaining Contractual Life (in yrs)	8 years 3 months 18 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	20,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 7 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	2,096,875
Outstanding Remaining Contractual Life (in yrs)	3 years 7 months 6 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	2,096,875
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 8 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	12,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	12,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 9 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 1 month 6 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 10 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 2 months 12 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 11 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 3 months 18 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 4 months 24 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 13 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 6 months
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 7 months 6 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 15 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 8 months 12 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 16 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 9 months 18 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 10 months 24 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 18 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 1 month 6 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01
Range 19 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 1 month 6 days
Average Exercise Price | $ / shares	$ 0.01
Number Exercisable	1,000,000
Weighted Average Exercise Price | $ / shares	$ 0.01